Power Momentum Index VIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – POWER MOMENTUM INDEX VIT FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Power Momentum Index VIT Fund’s (the “Fund”) investment objective is capital growth and income.
Expense [Heading]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Power Momentum Index VIT Fund		Class 1 shares	Class 2 shares
Management Fees	[1]	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		0.25%	0.50%
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.54%	1.79%
Fee Waiver and/or Reimbursement	[1]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.29%	1.54%
[1]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 1.50% of the Fund's average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Power Momentum Index VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 shares	131	462	816	1,813
Class 2 shares	157	539	946	2,085

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 458% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The investment adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities held by the W.E. Donoghue Power Momentum Index (the “Power Momentum Index”, or “Index”). The adviser follows an Index replication process and, consequently, the Fund is expected to hold all the securities in the Index according to their Index weights.

The Index is a rules-based index that is composed of cash equivalents, high Sharpe Ratio stocks selected from the S-Network Large/Mid Cap 1000, or both. The Sharpe Ratio, a commonly used measure of risk-adjusted returns, is defined as a stock’s average return less the risk free return, all divided by the standard deviation of the stock’s return.

Sharpe Ratio =	Stock’s Average Return – Risk Free Average Return Standard Deviation of Stock’s Return

Thus, a high Sharpe Ratio will result from high returns that possess a low standard deviation.

The Index is constructed by using a daily buy-sell filter on each of the 10 industry sectors of a reference index constructed from the S-Network Large/Mid Cap 1000, an index made up of the 1000 largest U.S. companies. The reference index is the S-Network Sector Sharpe Ratio Large Cap Index (“SNSHRPX”). SNSHRPX is constructed by selecting the 5 stocks with the highest 90-day Sharpe Ratio from each of the 10 industry sectors within the S-Network Large/Mid Cap 1000. The 50 stocks selected are equally weighted and SNSHRPX is reconstituted quarterly.

For purposes of executing the Fund’s investment strategy, the S-Network Large/Mid Cap 1000 is divided into the following industry sectors:

Consumer Discretionary	Consumer Staples	Energy	Financials (including REITs)	Healthcare
Industrials	Information Technology	Materials	Communication Services	Utilities

The Index makes a daily buy-sell evaluation of whether each of the 10 industry sectors of the SNSHRPX has a favorable return profile. If favorable, the Index holds the equally-weighted 5 constituent stocks of that sector of SNSHRPX. If unfavorable, the Index invests in cash equivalents. Under the Index selection process if no industry sectors are favorable, zero stocks are included; but if all industry sectors are favorable, 50 stocks (equally weighted) are included. If some industry sectors are favorable, fewer than 50 stocks are included and the Index is composed of a blend of cash equivalents and stocks.

The adviser follows an Index replication process and under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities that compose the Index. Tracking the Index may require frequent buying and selling of securities to achieve the Fund’s investment objectives.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. The Index’s defensive positioning may not effectively reduce the Fund’s downside risk. Hedging strategies may not perform as anticipated.

• Management Risk. The ability of the Fund to meet its investment objective is related to the Adviser’s investment strategy of Index replication. The Adviser’s judgments, based on its investment strategies, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Momentum Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund will incur expenses not incurred by Power Momentum Index.

• Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk. When money market funds (“Underlying Funds”) are utilized as cash equivalents, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

W.E. Donoghue & Co., LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The performance results in the following charts do not reflect the Fund’s current strategy.

Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Third Quarter 2009	19.67%
Worst Quarter:	Third Quarter 2011	(19.44)%

Performance Table Heading	Performance Table Average Annual Total Returns (For year ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Power Momentum Index VIT Fund		One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Class 1 shares		(2.66%)	5.81%	13.74%	5.56%	May 01, 2007
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)	[2]	(4.38%)	8.49%	13.11%	6.86%
[1]	The inception date of the Power Momentum Index VIT Fund is May 1, 2007.
[2]	The S&P 500 TR Index is an unmanaged market Capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Power Dividend Index VIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – POWER DIVIDEND INDEX VIT FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Power Dividend Index VIT Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation.
Objective, Secondary [Text Block]	Capital Preservation is a secondary objective of the Fund.
Expense [Heading]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Power Dividend Index VIT Fund		Class 1 shares	Class 2 shares
Management Fees	[1]	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		0.25%	0.50%
Other Expenses		0.55%	0.55%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.82%	2.07%
Fee Waiver and/or Reimbursement	[1]	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.27%	1.52%
[1]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 1.50% of the Fund's average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Power Dividend Index VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 shares	129	519	934	2,092
Class 2 shares	155	596	1,063	2,356

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual Fund Operating Expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Fund’s portfolio turnover rate was 322% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The investment Adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities held by the W.E. Donoghue Power Dividend Index (the “Power Dividend Index” or “Index”). The Adviser follows an Index replication process and, consequently, the Fund is expected to hold all the securities in the Index according to their Index weights.

The Index is a rules-based index that is composed of either cash equivalents or high-dividend stocks selected from the S-Network Large/Mid Cap 1000, an index made up of the 1000 largest U.S. companies. The Index is constructed by using a daily buy-sell filter on a reference index of high-dividend stocks within the S-Network Large/Mid Cap 1000. The reference index is the S-Network Sector Dividend Dogs Index (“SNDOGX”). SNDOGX is constructed by selecting the 5 stocks with the highest dividend yields from each of the 10 industry sectors within the S-Network Large/Mid Cap 1000. Dividend yields are measured as of November of each year. The 50 stocks selected are equally weighted and SNDOGX is rebalanced quarterly to maintain equal weights among the stocks.

For purposes of executing the Fund’s investment strategy, the S-Network Large/Mid Cap 1000 is divided into the following industry sectors:

Consumer Discretionary	Consumer Staples	Energy	Financials (including REITs)	Healthcare
Industrials	Information Technology	Materials	Communication Services	Utilities

The Index makes a daily buy-sell evaluation of whether the SNDOGX has a favorable return profile. If favorable, the Index holds the equally-weighted 50 constituent stocks in SNDOGX. If unfavorable, the Index invests in cash equivalents.

The Adviser follows an Index replication process and under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities that compose the Index. Tracking the Index may require frequent buying and selling of securities to achieve the Fund’s investment objectives.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. The Index’s defensive positioning may not effectively hedge the Fund’s downside risk. Hedging strategies may not perform as anticipated.

• Management Risk. The ability of the Fund to meet its investment objective is related to the Adviser’s investment strategy of Index replication. The Adviser’s judgments, based on its investment strategies, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Dividend Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund will incur expenses not incurred by Power Dividend Index.

• Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk. When money market funds (“Underlying Funds”) are utilized as cash equivalents, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index and two supplemental indices. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

W.E. Donoghue & Co., LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The performance results in the following charts do not reflect the Fund’s current strategy.

Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Second Quarter 2009	13.16%
Worst Quarter:	Third Quarter 2011	(8.81)%

Performance Table Heading	Performance Table Average Annual Total Returns (For year ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Power Dividend Index VIT Fund		Label	One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Class 1 shares		Return before taxes	(8.02%)	1.07%	7.27%	3.70%	May 01, 2007
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)	[2]		(4.38%)	8.49%	13.11%	6.86%
S&P 500 Value TR Index (reflects no deduction for fees, expenses, or taxes)	[3]		(8.95%)	6.06%	11.20%	4.64%
[1]	The inception date of the Power Dividend Index VIT Fund is May 1, 2007.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.
[3]	The S&P 500 Value TR Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics.

Power Income VIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – POWER INCOME VIT FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Power Income VIT Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.
Expense [Heading]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the annual operating expenses that you may indirectly pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Power Income VIT Fund		Class 1 Shares	Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		none	0.50%
Other Expenses		1.34%	1.34%
Acquired Fund Fees and Expenses	[1]	0.48%	0.48%
Total Annual Fund Operating Expenses		2.82%	3.32%
Fee Waiver and/or Reimbursement	[2]	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.48%	2.98%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2020 so that the total annual operating expenses exclusive of "(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) of the Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Power Income VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	251	842	1,459	3,123
Class 2 Shares	301	990	1,702	3,590

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its Fund). These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Fund’s portfolio turnover rate was 316% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment Adviser seeks to achieve the Fund’s primary investment objective by investing in an income-producing fixed income and alternative strategy exchange-traded funds (“ETFs”). The adviser invests Fund assets in ETFs without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income ETFs may invest in non-investment grade fixed-income securities, commonly known as “high yield” or “junk bonds”, that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund considers alternative strategy ETFs to be those that invest in commodities, currencies and other alternative assets REITs and master-limited partnerships (MLPs”). The Fund may also invest in ETFs that primarily invest in dividend-paying securities of U.S., foreign and emerging market issuers. The Fund considers emerging market issuers to be those countries represented in the MSCI Emerging Markets Index. In pursuing its investment objectives, the Fund may also invest in other mutual funds that are advised by the Fund’s adviser.

The Adviser seeks to achieve the Fund’s secondary investment objective by reallocating the Fund’s investment portfolio to short-term maturity fixed income ETFs when it believes fixed income markets will decline. During such periods, the Fund may invest up to 100% of its assets in such short-term maturity fixed income ETFs. Accordingly, the Fund may not be able to achieve its primary investment objective of total return during these periods.

The adviser tactically allocates the Fund’s assets based on credit research and long-term market trends. In selecting ETFs for the Fund’s portfolio. the adviser considers an ETF’s underlying holdings, the investment exposure of the ETF and its liquidity.

Adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Affiliated Fund Risk. The Fund may invest in other mutual funds that are also advised by the Fund’s adviser (the “Affiliated Funds”). The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the Affiliated Funds. The Adviser may receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Affiliated Funds.

• Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Currency Risk. If the Fund invests in ETFs that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s exposure to foreign currency-denominated securities may reduce the Fund’s returns.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

• Emerging Market Risk. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities and equities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

• Fixed Income Risk: When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the fund’s returns because the fund may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Master-Limited Partnership (“MLP”) Risk. Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

• Mutual Fund Risk: Mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and may be higher than other mutual funds that invest directly in fixed income securities. Each mutual fund is subject to specific risks, depending on the nature of the fund.

• REIT Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table set out below help show the returns and risks of investing in the Fund. The bar chart shows performance of the Class 2 shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31	[1]
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2016	2.56%
Worst Quarter:	4th Quarter 2018	(2.82)%

Performance Table Heading	Performance Table Average Annual Total Returns (For year ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Power Income VIT Fund		One Year	Five Years	Since Inception [1]	Inception Date
Class 2 Shares		(3.31%)	(0.12%)	(0.99%)	Apr. 30, 2012
Class 1 Shares		(1.08%)	1.93%	2.77%	Apr. 30, 2012
Bloomberg Barclays Aggregate Bond Index	[2]	0.01%	2.52%	1.99%
[1]	The Inception date of the Power Income VIT Fund is April 30, 2012.
[2]	The Bloomberg Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike the Fund's returns, the Bloomberg Aggregate Bond Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

[1]	The returns are for Class 2 Shares, which have substantially similar annual returns as the Class 1 shares because the shares are invested in the same portfolio of securities and the returns for Class 1 Shares would differ only to the extent that the classes do not have the same expenses.